Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Change in fair value of derivative liabilities, statement of operations			Change in fair value of derivative warrant liabilities			Change in fair value of derivative warrant liabilities	Change in fair value of derivative warrant liabilities
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Derivative warrant liabilities at the beginning - Level 3	$ 1,747,600	$ 2,570,000	$ 5,756,800	$ 9,046,400	$ 8,224,000	$ 0	$ 0
Issuance of public and private warrants - Level 3						21,272,000	21,272,000
Transfer of public warrants to Level 1 measurement						(14,076,000)	(14,076,000)
Change in fair value of derivative warrant liabilities - Level 3	(1,439,200)	(822,400)	(3,186,800)	(4,317,600)	822,400	1,028,000	(1,439,200)
Derivative warrant liabilities at the ending - Level 3	$ 308,400	$ 1,747,600	$ 2,570,000	$ 4,728,800	$ 9,046,400	$ 8,224,000	$ 5,756,800